                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio           March 23, 2007
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           32

Form 13F Information Table Value Total       151,656
                                          (thousands)

List of Other Included Managers:                None

           COLUMN 1           COLUMN 2  COLUMN 3  COLUMN 4           COLUMN 5            COLUMN 6    COLUMN 7        COLUMN 8
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                              TITLE OF             VALUE   SHRS OR PRN                  INVESTMENT    OTHER   VOTING AUTHORITY
        NAME OF ISSUER          CLASS    CUSIP    [x$1000]     AMT     SH/PRN PUT/CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MGMT HLDG
   LTD PRT                     COMMON  01855A101      289      6,100     SH                SOLE                  --      6,100  --
ALLTEL CORP                    COMMON  020039103   14,990    242,024     SH                SOLE                  --    242,024  --
AMERICAN HOME PRODUCTS         COMMON  026609107   25,016    425,800     SH                SOLE                  --    425,800  --
BANK OF AMERICA CORP           COMMON  060505104    5,199    120,907     SH                SOLE                  --    120,907  --
CHEVRON CORPORATION            COMMON  166751107    4,571     53,900     SH                SOLE                  --     53,900  --
CINCINNATI FINANCIAL CORP      COMMON  172062101   18,310    582,417     SH            SHARED-OTHER              --    582,417  --
CINERGY CORP                   COMMON  172474108    1,018     40,000     SH                SOLE                  --     40,000  --
CISCO SYSTEMS INC              COMMON  17275R102      356      5,600     SH                SOLE                  --      5,600  --
COCA COLA COMPANY              COMMON  191216100    1,847     32,162     SH                SOLE                  --     32,162  --
DUKE ENERGY CORP               COMMON  264399106      569     10,099     SH                SOLE                  --     10,099  --
EXXON MOBIL CORPORATION        COMMON  30231G102   24,838    316,403     SH                SOLE                  --    316,403  --
FIRST VIRGINIA BANKS INC       COMMON  337477103    3,525    101,250     SH                SOLE                  --    101,250  --
FIRSTAR CORP                   COMMON  33763V109      472     22,400     SH                SOLE                  --     22,400  --
FORTUNE BRANDS INC             COMMON  349631101      461     20,000     SH                SOLE                  --     20,000  --
GENERAL ELECTRIC CO            COMMON  369604103      459      8,652     SH            SHARED-OTHER              --      8,652  --
GUIDANT CORPORATION            COMMON  401698105      371      7,500     SH                SOLE                  --      7,500  --
H J HEINZ COMPANY              COMMON  423074103    1,260     28,800     SH                SOLE                  --     28,800  --
HOUSEHOLD INTERNATIONAL        COMMON  441815107    3,462     83,300     SH                SOLE                  --     83,300  --
INTEL CORP                     COMMON  458140100      793      5,938     SH                SOLE                  --      5,938  --
JOHNSON & JOHNSON              COMMON  478160104      204      2,000     SH                SOLE                  --      2,000  --
LUCENT TECHNOLOGIES INC        COMMON  549463107    5,096     86,000     SH                SOLE                  --     86,000  --
MERCK & COMPANY                COMMON  589331107   18,880    246,400     SH                SOLE                  --    246,400  --
MICROSOFT CORP                 COMMON  594918104      656      8,200     SH                SOLE                  --      8,200  --
MOLEX INC                      COMMON  608554200    5,684    162,400     SH                SOLE                  --    162,400  --
NATIONAL CITY CORPORATION      COMMON  635405103    1,398     81,940     SH                SOLE                  --     81,940  --
NORTHERN TRUST                 COMMON  665859104    2,603     40,000     SH                SOLE                  --     40,000  --
PIEDMONT NATURAL GAS           COMMON  720186105      234      8,823     SH                SOLE                  --      8,823  --
PNC FINANCIAL SERVICES GROUP   COMMON  693475105    1,828     39,000     SH                SOLE                  --     39,000  --
PROCTER & GAMBLE CORPORATION   COMMON  742718109    5,914    103,300     SH                SOLE                  --    103,300  --
UNITED PARCEL SERVICE - CL B   COMMON  911312106      534      9,050     SH                SOLE                  --      9,050  --
WELLS FARGO & CO               COMMON  949746101      209      5,400     SH                SOLE                  --      5,400  --
WORLDCOM INC - WORLDCOM GROUP  COMMON  98157D106      610     13,300     SH                SOLE                  --     13,300  --
                                                   151,656